Leases	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
Leases	Leases
We have office space leases with initial lease terms generally between 3 to 6 years. We currently do not have leases with residual value guarantees or leases not yet commenced to which we have committed. We have variable lease payments related to office space lease operating costs that are not material. Lease liabilities have been measured by discounting future lease payments using our incremental borrowing rate as rates implicit in the leases were not readily determinable. The weighted-average rate applied was 15%.
During the year ended December 31, 2024, we recorded an addition of $794 to the right-of-use asset and $785 to the lease liabilities relating to one of our subsidiaries' office leases.
The following table summarizes our right-of-use assets activity for the years ended December 31:

	2024	2023
As at beginning of year	$365	$296
Additions	794	392
Depreciation expense	(304)	(322)
Foreign exchange impact	46	(1)
As at end of year	$901	$365

The following table summarizes our lease liabilities activity for the years ended December 31:

	2024	2023
As at beginning of year	$423	$373
Additions	785	392
Payment of lease liabilities	(348)	(407)
Interest expense on lease liabilities	139	71
Foreign exchange impact	65	(6)
As at end of year	$1,064	$423

Our total undiscounted lease liabilities as at December 31, 2024 was as follows:

December 31, 2024
Less than one year	$418
One to five years	995
More than five years	—
Total undiscounted lease liabilities	$1,413